LEASES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
LEASES
Right-of-use assets	$ 78,075	$ 101,400
Current lease liabilities	22,110	19,064
Non-current lease liabilities	$ 60,364	$ 76,930